Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Net income (loss) before income taxes	$ (38,658)	$ (67,284)	$ (96,722)
Current	3,950	(2,780)	1,610
Deferred	(1,838)	(1,644)	2,340
Income tax expense (recovery)	2,112	(4,424)	3,950
Canada
Income Taxes [Line Items]
Net income (loss) before income taxes	(61,933)	(61,458)	(104,060)
Current	214	(3,737)	56
Deferred	0	(17)	120
Income tax expense (recovery)	214	(3,754)	176
United States
Income Taxes [Line Items]
Net income (loss) before income taxes	17,161	3,023	14,926
Current	803	17	7
Deferred	0	0	0
Income tax expense (recovery)	803	17	7
Italy
Income Taxes [Line Items]
Net income (loss) before income taxes	7,445	679	(5,601)
Current	1,741	493	192
Deferred	(1,188)	(1,470)	1,440
Income tax expense (recovery)	553	(977)	1,632
Other
Income Taxes [Line Items]
Net income (loss) before income taxes	(1,331)	(9,528)	(1,987)
Current	1,192	447	1,355
Deferred	(650)	(157)	780
Income tax expense (recovery)	$ 542	$ 290	$ 2,135